Note 13 - Stock Options And Warrants Outstanding	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]

NOTE 13 - STOCK OPTIONS AND WARRANTS OUTSTANDING

The Company’s 2007 Stock Option Plan, revised July 2011, permits the granting of stock options to its employees, directors, consultants and independent contractors for up to 20 million shares of its common stock.  The Company believes that such awards encourage employees to remain employed by the Company and also to attract persons of exceptional ability to become employees of the Company.  The plan allows the Company to issue either stock options or common shares.

During the three months ended March 31, 2012, under the terms of the Company’s 2007 Stock Option Plan, 850,000 options were issued for consulting services exercisable at $0.10 per share, 850,000 options were issued for consulting services exercisable at $0.25 per share, and 75,000 options were issued for consulting services exercisable at $0.50 per share. The options have a term of 10 days~6 months and vest upon issuance. Fair value of $44,908 was calculated using the Black-Scholes Model with the following assumptions: (1) discount rate of 0.10% to 0.18% (2) expected life of 0.03 to 1.06 years (3) expected volatility of 163% to 215% and (4) zero expected dividends.

From time to time, the Company enters into consulting agreements to perform marketing services for the Company as it begins to enter into the production stage for the RevVac™ safety syringe. Consultants are obligated under the contract to promote the product within various spheres of influence. These spheres of influence include, but are not limited to, medical product distributors, hospitals, doctors and government agencies.

Consultants are issued options at a discount to the market price at the date of issuance. The amount to be determined for the consulting expense is determined based upon the options issued using the Black-Scholes model.

The following tables summarize information about the stock options for the three months ended March 31, 2013:

	Number of Units	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Outstanding, December 31, 2012	12,100,000	$0.20	1.18	$150,000
Granted	1,775,000	0.19	0.12	22,367
Exercised	(850,000)	0.10	0.00
Expired/ Forfeited	(75,000)	0.50
Outstanding, March 31, 2013	12,950,000	0.20	0.89	50,000

The following tables summarize information about the warrants for the three months ended March 31, 2013:

	Number of Units	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Outstanding, December 31, 2012	2,880,000	0.33	0.30	-
Granted	2,859,008	0.33	0.33
Exercised	-	-
Expired/ Forfeited	-	-
Outstanding, March 31, 2013	5,739,008	0.33	0.33	-

NOTE 13 - STOCK OPTIONS AND WARRANTS OUTSTANDING

The Company’s 2007 Stock Option Plan, revised July 2011, permits the granting of stock options to its employees, directors, consultants and independent contractors for up to 20 million shares of its common stock.  The Company believes that such awards encourage employees to remain employed by the Company and also to attract persons of exceptional ability to become employees of the Company.  The plan allows the Company to issue either stock options or common shares.

During the year ended December 31, 2012, under the terms of the Company’s 2007 Stock Option Plan, 75,000 options were issued for consulting services exercisable at $0.25 per share, 300,000 options were issued for consulting services exercisable at $0.40 per share, and 2.5 million shares were issued to directors and an employee for service provided. The options have a term of 1~2 years and vest upon issuance. Fair value of $429,824 was calculated using the Black-Scholes Model with the following assumptions: (1) discount rate of 0.12% to 0.21% (2) expected life of 0.7 to 2.0 years (3) expected volatility of 159% to 161% and (4) zero expected dividends.

During the course of 2012 and 2011, the Company entered into several consulting agreements to perform marketing services for the Company as it begins to enter into the production stage for the RevVac™ safety syringe. Consultants are obligated under the contract to promote the product within various spheres of influence. These spheres of influence include, but are not limited to, medical product distributors, hospitals, doctors and government agencies.

Consultants are issued options at a discount to the market price at the date of issuance. These options must be exercised within a 10 day window from the time of issuance. The consultants therefore are committed to purchasing these options in order to enter into the consultant agreement and are obligated to adhere to the terms of the agreement. The agreements are recorded as a prepaid consulting expense upon the commencement of the agreement and expensed each quarter for the duration of the agreement. The amount to be determined for the consulting expense is determined based upon the options issued using the Black-Scholes model. Since the exercise window for these options is so short, the amount of the consulting expense is recorded as the difference between the exercise price and the market price as of the date of issuance. The Company also issued options with a term of 6 months to 1 year. Value for options with such term was calculated using Black-Scholes model.

The following tables summarize information about the stock options for the years ended December 31, 2012 and 2011:

	Number of Units	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Outstanding, December 31, 2010	12,834,750	$0.20	1.62	$2,708,463
Granted	9,307,000	0.34	1.02
Exercised	(6,668,000)	0.25
Expired/ Forfeited	-
Outstanding, December 31, 2011	15,473,750	0.39	2.45	869,825
Granted	2,875,000	0.18	0.98
Exercised	(575,000)	0.25
Expired/ Forfeited	(5,673,750)
Outstanding, December 31, 2012	12,100,000	0.20	1.18	150,000

The following tables summarize information about the warrants for the years ended  December 31, 2012 and 2011:

	Number of Units	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Outstanding, December 31, 2010	1,871,600	$0.50	3.45	$-
Granted	1,500,000	0.50	1.00
Exercised	-
Expired/ Forfeited	-
Outstanding, December 31, 2011	3,371,600	0.39	2.45	-
Granted	5,739,008	0.33	0.15
Exercised	(660,000)	0.50
Expired/ Forfeited	(5,570,608)
Outstanding, December 31, 2012	2,880,000	0.33	0.30	-